THE ONE® INCOME ANNUITYSM

Issued By

TRANSAMERICA LIFE INSURANCE COMPANY

Retirement Builder Variable Annuity Account

Supplement dated April 25, 2017

to the Prospectus dated May 1, 2005

Effective on or about May 19, 2017, the following investment options are generally available to contracts:

SUBACCOUNT	PORTFOLIO	ADVISOR/SUBADVISOR
TA JPMorgan Core Bond – Initial Class	Transamerica JPMorgan Core Bond VP	JPMorgan Investment Management Inc.

Investment Objective: Total Return, consisting of current income and capital appreciation.

TA JPMorgan Mid Cap Value – Initial Class	Transamerica JPMorgan Mid Cap Value VP	JPMorgan Investment Management Inc.

Investment Objective: Growth from capital appreciation.

Effective on or about May 19, 2017, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio (“Portfolio”) subaccount will be liquidated.

Prior to the Liquidation Date, you may transfer any contract value allocated to the Subaccount to another subaccount. This transfer will not count against the number of free transfers permitted annually.

If you still have contract value allocated to the Subaccount on the Liquidation Date, shares of the Portfolio held for you in the Subaccount will be exchanged for shares of the Transamerica Aegon Government Money Market (the “Money Market Portfolio”), of equal value on the Liquidation Date, and held in the Transamerica Aegon Government Money Market subaccount (the “Money Market Subaccount”).

If you currently have the initial payment guarantee rider, which requires you to be invested in an asset allocation model, and you elect to reallocate to something other than the available models, the initial payment guarantee will no longer apply and you will lose all benefits associated with this rider.

The following asset allocation models will be available as of the Liquidation Date:

Asset Allocation Model - Balanced 3
Subaccount Name	Allocation Percentage
TA JP Morgan Core Bond	48%
TA JPMorgan Mid Cap Value	9%
TA JP Morgan Enhanced Index	24%
TA Jennison Growth	5%
TA Janus Mid-Cap Growth	9%
TA Aegon Government Money Market	5%

Asset Allocation Model – Conservative 3
Subaccount Name	Allocation Percentage
TA JP Morgan Core Bond	70%
TA JPMorgan Mid Cap Value	3%
TA JP Morgan Enhanced Index	21%
TA Jennison Growth	3%
TA Janus Mid-Cap Growth	3%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice Annuity® (Investor Series) dated May 1, 2005

Asset Allocation Model – Growth & Income 3
Subaccount Name	Allocation Percentage
TA JP Morgan Core Bond	28%
TA JPMorgan Mid Cap Value	20%
TA JP Morgan Enhanced Index	28%
TA Jennison Growth	8%
TA Janus Mid-Cap Growth	11%
TA Aegon Government Money Market	5%

Asset Allocation Model – Growth 3
Subaccount Name	Allocation Percentage
TA JP Morgan Core Bond	10%
TA JPMorgan Mid Cap Value	29%
TA JP Morgan Enhanced Index	35%
TA Jennison Growth	11%
TA Janus Mid-Cap Growth	15%

This Prospectus Supplement must be accompanied or preceded

by the Prospectus for the

Merrill Lynch Investor Choice Annuity® (Investor Series) dated May 1, 2005